Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (loss) Per Share for Each Class of Ordinary Shares	The following tables present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:
	For the Three Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income, basic and diluted	$2,338,195	$1,326,676	$4,180,864	$1,045,216
Denominator:
Basic and diluted weighted average ordinary shares outstanding	25,335,163	14,375,000	57,500,000	14,375,000
Basic and diluted net income per ordinary share	$0.09	$0.09	$0.07	$0.07
	For the Nine Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income, basic and diluted	$3,831,384	$1,757,153	$11,935,759	$2,983,940
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,343,979	14,375,000	57,500,000	14,375,000
Basic and diluted net income per ordinary share	$0.12	$0.12	$0.21	$0.21
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:
	For The Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income, basic	$14,948,956	$3,737,239	$20,485,193	$5,911,401
Allocation of net income, diluted	$14,948,956	$3,737,239	$20,393,630	$6,002,964
Denominator:
Basic weighted average ordinary shares outstanding	57,500,000	14,375,000	48,835,616	14,092,466
Diluted weighted average ordinary shares outstanding	57,500,000	14,375,000	48,835,616	14,375,000
Basic net income per ordinary share	$0.26	$0.26	$0.42	$0.42
Diluted net income per ordinary share	$0.26	$0.26	$0.42	$0.42